Document and Entity Information	Apr. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	DBV Technologies S.A
Entity Incorporation State Country Code	I0
Entity File Number	001-36697
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	107 avenue de la République
Entity Address Postal Zip Code	92320
Entity Address City Or Town	Châtillon
Entity Address Country	FR
Country Region	33
City Area Code	1
Local Phone Number	55 42 78 78
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001613780
Amendment Flag	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, nominal value €0.10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
ADR [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing five ordinary shares, nominal value €0.10 per share
Security Exchange Name	NASDAQ
Trading Symbol	DBVT